Related Party Balances and Transactions - Significant related party transactions (Details) - Services - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Meituan
Related Party Balances and Transactions
Purchases from related party	¥ 70,301	¥ 81,120	¥ 21,956
Foshan Che Yijia New Energy Technology Co Ltd
Related Party Balances and Transactions
Purchases from related party	¥ 22,885	¥ 2,300	¥ 53